Note 17 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Amortization of intangible assets	$ 6,090	$ 4,915	$ 14,463	$ 8,985
Depreciation of property and equipment	2,515	806	5,503	1,695
Bad debt expense	29,570	20,217	46,857	36,923	$ 192,202
Share-based compensation	1,667	1,421	8,784	3,115
	$ 39,842	$ 27,359	$ 75,607	$ 50,718